ACCOUNTS RECEIVABLE, NET	6 Months Ended
Dec. 31, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31, 2021	As of June 30, 2021

Accounts receivable from third-party customers	$3,932,365	$2,393,598
Less: allowance for doubtful accounts	(26,611)	(26,272)
Total accounts receivable from third-party customers, net	3,905,754	2,367,326
Add: accounts receivable - related parties	957,396	515,193
Total accounts receivable, net	$4,863,150	$2,882,519

For the six months ended December 31, 2021 and 2020, the Company recorded a bad debt recovery of $Nil and $15,358, respectively. Allowance for doubtful accounts amounted to $26,611 and $26,272 as of December 31, 2021 and June 30, 2021, respectively.

Approximately RMB 14.5 million ($2.3 million) or 55% of the accounts receivable balance as of December 31, 2021 from third-party customers has been collected as of March 31, 2022.

In connection with the Company’s long-term investments in equity investees as disclosed in Note 3, the Company sold certain intelligence pet products to related parties Dogness Technology and Dogness Network. As of December 31, 2021. The outstanding accounts receivable from Dogness Technology and Dogness Network amounted to $172,719 and $784,677, respectively. As of March 31, 2022, $138,530 and $305,234 has been collected from Dogness Technology and Dogness Network, respectively. (See Note 12).

Allowance for doubtful accounts movement is as follows:

	As of December 31, 2021	As of June 30, 2021

Beginning balance	$26,272	$23,982
Additions	-	-
Recovery	-	-
Write-off	-	-
Foreign currency translation adjustments	339	2,290
Ending balance	$26,611	$26,272

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)